Simplify Emerging Markets Equity PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 94 .8%
iShares Core MSCI Emerging Markets ETF(a)(b)
(Cost $ 8,663,760 ) ........................................................... 158,664 $ 6,819,379
Number of
Contracts Notional Amount
Purchased Options – 12 .4%
Calls – Exchange-Traded – 0 .0% †
S&P 500 Index , October Strike Price $ 4,080 , Expires 10/03/22 ........... 12 $ 4,896,000 60
Puts – Exchange-Traded – 12 .4%
S&P 500 Index , October Strike Price $ 3,620 , Expires 10/07/22 ........... 56 20,272,000 395,920
S&P 500 Index , October Strike Price $ 3,300 , Expires 10/21/22 ........... 235 77,550,000 494,675
890,595
Total Purchased Options (Cost $ 742,192 ) .......................................................... 890,655
Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $ 17,167 ) .............................................................. 17,167 17,167
Total Investments – 107.4%
(Cost $ 9,423,119 ) ........................................................................... $ 7,727,201
Liabilities in Excess of Other Assets – ( 7 .4 ) % ....................................................... (534,525)
Net Assets – 100.0% .......................................................................... $ 7,192,676
Number of
Contracts Notional Amount
Written Options – (7.4)%
Puts – Exchange-Traded – (7.4)%
S&P 500 Index , October Strike Price $ 3,600 , Expires 10/07/22 ........... (56) $ (20,160,000) $ (337,960)
S&P 500 Index , October Strike Price $ 3,100 , Expires 10/21/22 ........... (235) (72,850,000) (195,050)
(533,010)
Total Written Options (Premiums Received $ 442,048 ) ................................................. $ (533,010)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $4,813,760 have been pledged as collateral for options as of September 30, 2022.
(c) Rate shown reflects the 7-day yield as of September 30, 2022.

Simplify Emerging Markets Equity PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 94 .8%
Purchased Options ............................................................................... 12 .4%
Money Market Funds ............................................................................. 0 .2%
Total Investments ................................................................................ 107 .4%
Liabilities in Excess of Other Assets .................................................................. ( 7 .4 ) %
Net Assets ..................................................................................... 100 .0%